NON-RECOURSE BORROWINGS - Schedule of Repayments on Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 13,049	$ 10,768
Deferred Financing Costs and Other on Subsidiary Borrowings	(77)
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	635
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	456
2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,387
2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	713
2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	4,379
Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	5,556
Total Principal repayments on Subsidiary Borrowings	13,126
Real Estate
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	4,782	3,378
Deferred Financing Costs and Other on Subsidiary Borrowings	(58)
Real Estate | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	180
Real Estate | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	396
Real Estate | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	792
Real Estate | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	396
Real Estate | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,760
Real Estate | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	316
Total Principal repayments on Subsidiary Borrowings	4,840
Renewable Power
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,147	2,132
Deferred Financing Costs and Other on Subsidiary Borrowings	(9)
Renewable Power | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	317
Renewable Power | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,839
Total Principal repayments on Subsidiary Borrowings	2,156
Infrastructure
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,719	3,158
Deferred Financing Costs and Other on Subsidiary Borrowings	(19)
Infrastructure | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	431
Infrastructure | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	554
Infrastructure | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,753
Total Principal repayments on Subsidiary Borrowings	2,738
Private Equity
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,619	310
Deferred Financing Costs and Other on Subsidiary Borrowings	0
Private Equity | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,619
Private Equity | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Total Principal repayments on Subsidiary Borrowings	1,619
Residential Development
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,782	$ 1,790
Deferred Financing Costs and Other on Subsidiary Borrowings	9
Residential Development | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	24
Residential Development | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	60
Residential Development | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	41
Residential Development | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Residential Development | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Residential Development | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,648
Total Principal repayments on Subsidiary Borrowings	$ 1,773